Leases - Schedule of Maturity of Operating Leases Excluding Short-Term Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee Lease Description [Line Items]
Year ended December 31, 2020	$ 708
Year ended December 31, 2021	201
Total	909
Less present value discount	(48)
Operating lease liabilities included in the condensed consolidated balance sheet at December 31, 2019	861
U.S. [Member]
Lessee Lease Description [Line Items]
Year ended December 31, 2020	498
Year ended December 31, 2021	79
Total	577
Less present value discount	(27)
Operating lease liabilities included in the condensed consolidated balance sheet at December 31, 2019	550
Ireland [Member]
Lessee Lease Description [Line Items]
Year ended December 31, 2020	210
Year ended December 31, 2021	122
Total	332
Less present value discount	(21)
Operating lease liabilities included in the condensed consolidated balance sheet at December 31, 2019	$ 311